Equity	12 Months Ended
Sep. 30, 2011
Equity [Abstract]
Equity
STOCKHOLDERS' EQUITY

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (OCC). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about capital components, risk-weightings and other factors. The Company and the Bank are subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2011 and 2010 , the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2011	(In thousands)
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA
September 30, 2010
Total capital to risk-weighted assets	$1,619,206	23.39%	$553,761	8.00%	$692,201	10.00%
Tier I capital to risk-weighted assets	1,534,681	22.17	NA	NA	415,321	6.00
Core capital to adjusted tangible assets	1,534,681	11.67	NA	NA	657,606	5.00
Core capital to total assets	1,534,681	11.67	394,563	3.00	NA	NA
Tangible capital to tangible assets	1,534,681	11.67	197,282	1.50	NA	NA

On September 15, 2009, the Company issued additional common stock in a follow on offering for the first time since going public in 1982. Net proceeds received totaled $333,176,688 upon the issuance of 24,150,000 additional common shares. The use of the proceeds from this offering will be used for general corporate purposes, which may include capital to support growth and acquisition opportunities.

At periodic intervals, the OCC, the Federal Reserve and the Federal Deposit Insurance Corporation (FDIC) routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in June, 2011.

On July 28, 2010, the Bank entered into a memorandum of understanding with the Office of Thrift Supervision (OTS) that requires the Bank to take a number of actions, including among other things: (1) develop a written enterprise risk management program; (2) enhance policies and procedures with respect to construction lending, portfolio valuation and interest rate risk management; (3) develop action plans and programs in the areas of consumer compliance, fair lending, information technology, business continuity and information security; and (4) monitor the Bank's performance results against its business plan. The memorandum of understanding does not affect dividend policy or require additional capital. The memorandum of understanding and our compliance with it is being monitored by the OCC since the OTS was abolished on July 22, 2011.

Management believes that it is has now substantially completed the measures required by the memorandum of understanding, although compliance will be determined by the OCC and not by the Bank.

The Company has an ongoing stock repurchase program. 3,804,800 were repurchased during 2011 at a weighted average cost of $15.68. No shares were repurchased during 2010. As of September 30, 2011, management had authorization from the Board of Directors to repurchase up to 9,083,514 additional shares.